John Hancock U.S. Quality Growth Fund (formerly John Hancock Strategic Growth Fund)

Summary prospectus 8/1/19

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at jhinvestments.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 800-225-5291 (Class A and Class C) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) or by sending an email request to info@jhinvestments.com. The fund's prospectus and Statement of Additional Information, both dated 8/1/19, and most recent financial highlights information included in the shareholder report, dated 3/31/19, are incorporated by reference into this summary prospectus.

Effective 1/1/21, as permitted by Securities and Exchange Commission regulations, paper copies of your fund's shareholder reports will no longer be sent by mail, unless specifically requested. They will be available on a website, and a notice with a link to the report will be mailed to you each time a report is posted to the site. Any prior requests for electronic delivery will not be affected. At any time, Fund shareholders may elect to receive paper or electronic copies of shareholder reports and other communications, free of charge by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6), or by contacting your financial intermediary. Your election to receive paper reports will apply to all funds held with John Hancock Investment Management or your financial intermediary.

TICKERS

A: JSGAX	C: JSGCX	I: JSGIX	R2: JSGRX	R4: JHSGX	R6: JSGTX

Investment objective

To seek long-term capital appreciation.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 – Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). Although the fund does not impose any sales charges on Class I shares, you may pay commissions to your broker on your purchases and sales of Class I shares, which are not reflected in the table and example below. More information about these and other discounts is available from your financial representative and on pages 20 to 22 of this prospectus under "Sales charge reductions and waivers" or pages 94 to 98 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

Shareholder fees (%) (fees paid directly from your investment)	A	C	I	R2	R4	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	1.00	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A		C		I		R2	R4		R6
Management fee[1]	0.57		0.57		0.57		0.57	0.57		0.57
Distribution and service (Rule 12b-1) fees	0.25		1.00		0.00		0.25	0.25		0.00
Other expenses
Service plan fee	0.00		0.00		0.00		0.25	0.10		0.00
Additional other expenses	0.19	[2]	0.19	[2]	0.19	[2]	0.08	0.08		0.08
Total other expenses	0.19		0.19		0.19		0.33	0.18		0.08
Total annual fund operating expenses	1.01		1.76		0.76		1.15	1.00		0.65
Contractual expense reimbursement[3]	–0.01		–0.01		–0.01		–0.01	–0.11	[4]	–0.01
Total annual fund operating expenses after expense reimbursements	1.00		1.75		0.75		1.14	0.89		0.64

1 "Management fee" has been restated to reflect changes to the fund's contractual management arrangements that became effective September 28, 2018 and July 10, 2019.

2 "Other expenses" have been restated from fiscal year amounts to reflect current contractual fees and expenses.

3 The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

John Hancock U.S. Quality Growth Fund

4 The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on July 31, 2020, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I	R2	R4	R6
Shares		Sold	Not Sold
1 year	597	278	178	77	116	91	65
3 years	805	553	553	242	364	307	207
5 years	1,029	953	953	421	632	542	361
10 years	1,674	2,072	2,072	941	1,397	1,215	809

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 88% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be "tied economically" to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund's investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.

The manager's investment process begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. Investments in equity securities include common stocks and other stock-related securities such as preferred stocks, convertible securities, depositary receipts, exchange-traded funds, and exchange-traded equity real estate investment trusts (REITs). The fund may invest significantly in securities of companies in certain sectors, and may therefore experience greater volatility than funds investing in a broader range of sectors and may be more susceptible to the impact of market, economic, regulatory, and other factors affecting that sector.

The manager focuses on members of the investable universe that exhibit high quality free cash flow margins (i.e., cash generated after expenses to support operations and maintain capital assets), capital return (i.e., dividends and share buybacks), and revenue growth higher than a certain minimum threshold. The manager then monitors and ranks securities based on their relative attractiveness across this universe, based on quality, growth, valuation, capital returns, and earnings outlook. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process.

Securities considered for purchase are attractive on a majority of the metrics (quality, growth, valuation, capital returns, and earnings outlook), and have a positive catalyst such as accelerating earnings or revenue growth. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced

John Hancock U.S. Quality Growth Fund

liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities of the index it is designed to track. However, at times, an ETF's portfolio composition and performance may not match that of such index. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares commenced operations on December 20, 2011. Class R2, Class R4, and Class R6 shares commenced operations on March 27, 2015. Returns shown prior to a class's commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class R2, Class R4, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Prior to close of business on September 28, 2018, the fund was managed by a different subadvisor pursuant to different strategies, and thus, the performance presented prior to such date should not be attributed to the current subadvisor, Wellington Management Company LLP ("Wellington Management"). The fund's performance shown below might have differed materially if Wellington Management had managed the fund prior to close of business on September 28, 2018.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

John Hancock U.S. Quality Growth Fund

Year-to-date total return. The fund's total return for the six months ended six months ended June 30, 2019, was 22.78%.
Best quarter:   Q1 '12, 18.79%
Worst quarter:   Q4 '18, –14.50%

Average annual total returns (%)—as of 12/31/18	1 year	5 year	Since inception (12/20/11)
Class A (before tax)	–5.57	7.72	12.76
after tax on distributions	–10.56	4.78	10.38
after tax on distributions, with sale	0.11	5.70	9.98
Class C	–2.05	8.13	13.07
Class I	–0.28	9.16	13.95
Class R2	–0.73	8.74	13.52
Class R4	–0.42	8.94	13.67
Class R6	–0.20	9.16	13.83
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	–1.51	10.40	14.66

Investment management

Investment advisor John Hancock Investment Management LLC
Subadvisor Wellington Management Company LLP

Portfolio management

John A. Boselli, CFA Senior Managing Director and Equity Portfolio Manager Managed the fund since 2018

Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund's sole discretion. There are no minimum initial investment requirements for Class R2 or Class R4 shares. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; certain eligible qualifying investment product platforms; Trustees; employees of the advisor or its affiliates; or members of the fund's portfolio management team. There are no subsequent minimum investment requirements for any of these share classes.

Class A, Class C, Class I and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A and Class C); 888-972-8696 (Class I and Class R6). Class R2 and Class R4 shares may be redeemed on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary's website for more information.

© 2019 JOHN HANCOCK INVESTMENT MANAGEMENT DISTRIBUTORS LLC 3930SP 8/1/19 SEC file number: 811-21777